Derivative Instruments - Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	$ (2,342)	$ (434)	$ (2,296)	$ (87)
Unrealized gain (loss)			(1,542)	1,029
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	(700)		(1,254)	(1,116)
Unrealized gain (loss)	(1,642)	(434)	(1,294)	1,029
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)			500
Unrealized gain (loss)			$ (248)